CRYPTO CURRENCY TOKENS	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
CRYPTO CURRENCY TOKENS
CRYPTO CURRENCY TOKENS

NOTE 6 – CRYPTO CURRENCY TOKENS

The Company’s crypto currency tokens consisted of the following at March 31, 2025 and September 30, 2024, respectively:

	March 31,	September 30,
	2025	2024
Candela tokens	$2,750,000	$2,250,000
CLA tokens	550,000	450,000
Total crypto currency tokens	$3,300,000	$2,700,000

NOTE 7 – CRYPTO CURRENCY TOKENS

The Company’s crypto currency tokens consisted of the following at September 30, 2024:

2024
Candela tokens	$2,250,000
CLA tokens	450,000
Total crypto currency tokens	$2,700,000

The Company had no crypto currency tokens at September 30, 2023. The assets were acquired as part of the TAG transaction on September 17, 2024.